Note 4 - Investment and Equity Securities - Amortized Cost and Fair Value of Debt Securities by Contractual Maturity (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Due in one year or less, amortized costs	$ 8,547
Due in one year or less, fair value	8,590
Due after one year through five years, amortized costs	2,108
Due after one year through five years, fair value	2,132
Due after five years through ten years, amortized costs	13,173
Due after five years through ten years, fair value	13,133
Due after ten years, amortized costs	74,688
Due after ten years, fair value	74,467
Amortized costs	98,516
Fair Value	$ 98,322